Nature and extent of risk arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Nature And Extent Of Risk Arising From Financial Instruments Tables [Abstract]
Schedule of debentures of contractual maturity of credit facilities

	2024	2025	2026	2027	2028	Thereafter
Commitments - operational
Lease payments	1,206	1,240	1,255	872	113	526
Accounts payable	6,448	—	—	—	—	—
Accruals and other	17,634	—	—	—	—	—
Other purchase obligations	1,308	812	584	642	221	—
Interest – Credit facility (Note 11)	6,601	3,300	—	—	—	—
Interest – Debentures (Note 12)	3,197	2,252	—	—	—	—
	36,394	7,604	1,839	1,514	334	526
Commitments – principal repayments
Credit facility (Note 11)	—	49,405	—	—	—	—
Debentures (Note 12) (1)	1,924	35,096	—	—	—	—
	1,924	84,501	—	—		—
Total contractual obligations	38,318	92,105	1,839	1,514	334	526

(1) The debenture principal repayments are payable in either cash or Common Shares at Mogo’s option. The number of Common Shares required to settle the principal repayments is variable based on the Company's share price at the repayment date.

Foreign currency risk

	As at
($000 USD)	December 31, 2023	December 31, 2022
Cash	38	3,553
Investment portfolio	5,813	5,958
Derivative financial liabilities	(26)	(310)
Debentures	(3,971)	(4,562)